UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21745
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Semiannual Report June 30, 2010

EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE OPPORTUNITIES FUND

Semiannual Report June 30,2010 EATON VANCE TAX-MANAGED GLOBAL BUY-WRITE OPPORTUNITIES FUND

IMPORTANT NOTICES

Managed Distribution Plan. On March 10, 2009, the Fund received authorization from the Securities and Exchange Commission to distribute long-term capital gains to shareholders more frequently than once per year. In this connection, the Board of Trustees formally approved the implementation of a Managed Distribution Plan (MDP) to make quarterly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund intends to pay quarterly cash distributions equal to $0.39 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees.

With each distribution, the Fund will issue a notice to shareholders and an accompanying press release which will provide detailed information required by the Fund’s exemptive order. The Fund’s Board of Trustees may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Please refer to the inside back cover of this report for an important notice about the privacy policies adopted by the Eaton Vance organization.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

INVESTMENT UPDATE
Economic and Market Conditions

Walter A. Row, CFA
Eaton Vance
Management
Co-Porfolio Manager
•	Extreme volatility defined the equity markets during the six months ending June 30, 2010, amid a flurry of unsettling developments around the globe. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico, among other events, blunted the positive returns of the period’s first three months, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. These disruptive events contributed to a sharp sell-off in May. Domestic equities regained some ground in early June, but for the period overall, the S&P 500 Index dipped 6.64%, the blue-chip Dow Jones Industrial Average fell 5.00% and the technology-heavy NASDAQ Composite Index slid 6.61%.

Thomas Seto
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
•	In spite of the market’s May correction, the U.S. economy showed some signs of gradual recovery, albeit less robust than many had hoped. Inflation remained subdued. Earnings trends saw improvements, and employment data, while weaker than expected, were moving in the right direction.

David Stein, Ph.d.
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
•	Value stocks outperformed growth stocks across all market capitalization categories. Mid- and small-cap stocks outperformed large-caps, although returns were negative across all categories. The S&P MidCap 400 Index dropped 1.36%, the small-cap Russell 2000 Index fell 1.95% and the large-cap Russell 1000 Index declined 6.40%.
Management Discussion
•	The Fund is a closed-end fund that trades on the New York Stock Exchange (NYSE) under the symbol “ETW.” At net asset value (NAV) for the six months ending June 30, 2010, the Fund underperformed the S&P 500 Index, the CBOE S&P 500 BuyWrite Index and the CBOE NASDAQ-100 BuyWrite Index, as well as its Lipper peer group.[1] This lagging performance was in large part due to the Fund’s exposure to foreign stocks, particularly in the euro zone, where performance was weak during the six-month period. By the same token, the Fund’s exposure to domestic equities, which fared a bit better during the period, helped it outperform the FTSE Eurotop 100 Index. The Fund’s market price traded at a 2.94% discount to NAV as of period end.
•	The Fund’s primary objective is to provide current income and gains, with a secondary objective of capital appreciation. Under normal market conditions, the Fund pursues its investment objectives by investing in a diversified portfolio of common stocks, including stocks of U.S. issuers (the “U.S. Segment”) and stocks

Total Return Performance 12/31/09 – 6/30/10
NYSE Symbol		ETW

At Net Asset Value (NAV)[2]		-11.10%
At Market Price[2]		-14.03%

S&P 500 Index[1]		-6.64%
CBOE S&P 500 BuyWrite Index[1]		-9.29%
CBOE NASDAQ-100 BuyWrite Index[1]		-10.34%
FTSE Eurotop 100 Index[1]		-18.22%
Lipper Options Arbitrage/Options Strategies Funds Average[1]		-6.69%

Premium/(Discount) to NAV (6/30/10 )		(2.94)%
Total Distributions per share		$0.78
Distribution Rate[3]	At NAV	13.51%
	At Market Price	13.92%
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. The return for the FTSE Eurotop 100 Index is calculated in U.S. dollars. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Six-month returns are cumulative.

[3]	The Distribution Rate is based on the Fund’s last regular distribution per share (annual-ized) in the period divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of ordinary income, net realized capital gains and return of capital.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through borrowings and other permitted methods. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

INVESTMENT UPDATE
of non-U.S. issuers (the “International Segment”). The Fund seeks to generate current earnings in part by employing an options strategy of writing (selling) index call options on a substantial portion of the value of its holdings of common stocks. During the extremely volatile six months ending June 30, 2010, the Fund generated a higher level of option premium earnings than in the previous period.
•	As of June 30, 2010, the Fund held a diversified portfolio that encompassed holdings across a broad range of the U.S. economy, as well as a variety of foreign countries. The Fund’s investments in the U.S. Segment constituted approximately 53% of total investments, with the remaining portion invested in the International Segment. Among the Fund’s common stock holdings, its largest sector weightings were in information technology (IT), financials and health care. Stock selection played the biggest role in the Fund’s underperformance relative to the S&P 500, with major detractors from within the commercial banks, oil/gas and consumable fuels, and diversified telecommunications industries. Upside performance versus the S&P 500 was bolstered by several of the Fund’s holdings in the IT sector, especially within computers/peripherals, Internet software/services and IT services.
•	The Fund had written call options on approximately 98% of its equity holdings as of June 30, 2010. The Fund seeks current earnings in part from option premiums, which can vary with investors’ expectations of the future volatility (“implied volatility”) of the Fund’s underlying assets. During the first three months of 2010, there were relatively low levels of implied volatility, with correspondingly low levels of actual volatility in the equity markets. However, the latter half of the six-month period saw a significant increase in volatility levels. For the period as a whole, the Fund received increased option premiums compared with the previous period, and this helped the Fund’s relative return.
Country Allocation1

By total investments

[1]	As a percentage of the Fund’s total investments as of 6/30/10.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

FUND PERFORMANCE
Fund Performance

NYSE Symbol	ETW

Average Annual Total Returns (at market price, NYSE)
Six Months[1]	-14.03%
One Year	6.47
Life of Fund (9/30/05)	0.61

Average Annual Total Returns (at net asset value)
Six Months[1]	-11.10%
One Year	4.29
Life of Fund (9/30/05)	1.25

1	Six-month returns are cumulative. Other returns are presented on an average annual basis.
Fund Composition
Top 10 Holdings2
By total investments

Apple, Inc.	5.4%
Microsoft Corp.	2.0
Nestle SA	1.9
Google, Inc., Class A	1.4
QUALCOMM, Inc.	1.3
Exxon Mobil Corp.	1.3
Cisco Systems, Inc.	1.2
HSBC Holdings PLC	1.1
Intel Corp.	1.1
Novartis AG	1.0

[2]	Top 10 Holdings represented 17.7% of the Fund’s total investments as of 6/30/10. The Top 10 Holdings do not reflect the Fund’s written option positions at 6/30/10.
Sector Weightings3
By total investments

[3]	Reflects the Fund’s total investments as of 6/30/10. Sector Weightings do not reflect the Fund’s written option positions at 6/30/10.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. The Fund has no current intention to utilize leverage, but may do so in the future through borrowings and other permitted methods. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value

Aerospace & Defense — 1.1%

European Aeronautic Defence & Space Co.(1)	56,122	$1,145,327
General Dynamics Corp.	43,377	2,540,157
Honeywell International, Inc.	59,872	2,336,804
Raytheon Co.	87,133	4,216,366
Rockwell Collins, Inc.	25,533	1,356,568
Rolls-Royce Group PLC(1)	283,550	2,366,732

		$13,961,954

Air Freight & Logistics — 0.7%

CH Robinson Worldwide, Inc.	69,963	$3,894,141
Deutsche Post AG	82,457	1,202,233
Expeditors International of Washington, Inc.	93,806	3,237,245

		$8,333,619

Airlines — 0.1%

British Airways PLC(1)	483,403	$1,404,417

		$1,404,417

Auto Components — 0.6%

Aisin Seiki Co., Ltd.	10,200	$274,610
Compagnie Generale des Etablissements Michelin	26,277	1,830,775
Cooper Tire & Rubber Co.	30,158	588,081
Denso Corp.	71,300	1,970,653
Goodyear Tire & Rubber Co. (The)(1)	31,887	316,957
Johnson Controls, Inc.	90,328	2,427,113
Toyota Boshoku Corp.	11,900	173,749
Toyota Industries Corp.	8,600	218,234

		$7,800,172

Automobiles — 1.2%

Daimler AG(1)	132,059	$6,680,265
Ford Motor Co.(1)	58,705	591,747
Honda Motor Co., Ltd.	108,000	3,172,267
Isuzu Motors, Ltd.	129,000	387,644
Mazda Motor Corp.	194,000	453,348
Suzuki Motor Corp.	52,800	1,036,221
Toyota Motor Corp.	50,407	1,731,916
Yamaha Motor Co., Ltd.(1)	41,200	544,673

		$14,598,081

Beverages — 1.4%

Anheuser-Busch InBev NV	50,470	$2,426,659
Coca-Cola Co. (The)	86,770	4,348,912
Coca-Cola West Co., Ltd.	26,200	432,918
Constellation Brands, Inc., Class A(1)	23,358	364,852
Heineken Holding NV	24,773	905,012
Heineken NV	30,199	1,280,053
Kirin Holdings Co., Ltd.	90,000	1,133,063
PepsiCo, Inc.	78,946	4,811,759
Pernod-Ricard SA	11,862	920,077
Sapporo Holdings, Ltd.	128,000	550,230

		$17,173,535

Biotechnology — 2.3%

Amgen, Inc.(1)	161,372	$8,488,167
Biogen Idec, Inc.(1)	78,265	3,713,674
Celgene Corp.(1)	168,251	8,550,516
Gilead Sciences, Inc.(1)	163,828	5,616,024
Martek Biosciences Corp.(1)	49,531	1,174,380
Regeneron Pharmaceuticals, Inc.(1)	23,758	530,279

		$28,073,040

Building Products — 0.5%

Asahi Glass Co., Ltd.	128,776	$1,209,185
Compagnie de Saint-Gobain	22,732	847,097
Daikin Industries, Ltd.	67,600	2,061,144
Geberit AG	5,875	914,122
Masco Corp.	59,062	635,507

		$5,667,055

Capital Markets — 1.8%

Affiliated Managers Group, Inc.(1)	5,077	$308,529
Artio Global Investors, Inc.	28,136	442,861
Bank of New York Mellon Corp. (The)	54,215	1,338,568
Charles Schwab Corp. (The)	66,662	945,267
Deutsche Bank AG	74,955	4,210,159
Duff & Phelps Corp., Class A	30,762	388,524
Franklin Resources, Inc.	29,167	2,513,904
GAM Holding Ltd.(1)	91,722	991,196
Goldman Sachs Group, Inc.	20,456	2,685,259
ICAP PLC	178,286	1,068,597
Julius Baer Group, Ltd.	76,144	2,171,062
Man Group PLC	355,866	1,179,663
Matsui Securities Co., Ltd.	66,800	407,867
Mediobanca SpA(1)	87,467	651,535
Mizuho Securities Co., Ltd.	154,000	343,346

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Capital Markets (continued)

SBI Holdings, Inc.	1,457	$181,004
Schroders PLC	138,412	2,491,125
State Street Corp.	11,567	391,196

		$22,709,662

Chemicals — 1.7%

Air Products and Chemicals, Inc.	32,423	$2,101,335
Akzo Nobel NV	18,556	964,447
Daicel Chemical Industries, Ltd.	57,000	384,556
Dow Chemical Co. (The)	92,111	2,184,873
Eastman Chemical Co.	11,375	606,970
Hitachi Chemical Co., Ltd.	16,800	312,113
Johnson Matthey PLC	85,911	1,908,682
Kaneka Corp.	57,000	330,671
Linde AG	19,853	2,087,536
Mitsubishi Gas Chemical Co., Inc.	89,000	431,542
Monsanto Co.	38,028	1,757,654
Nitto Denko Corp.	5,900	193,540
Shin-Etsu Chemical Co., Ltd.	58,200	2,706,020
Showa Denko KK	346,000	624,895
Sumitomo Chemical Co., Ltd.	199,000	770,165
Toray Industries, Inc.	56,000	268,412
Tosoh Corp.	252,000	652,344
Umicore	82,579	2,382,503
Wacker Chemie AG	6,604	956,607

		$21,624,865

Commercial Banks — 6.0%

Banco Santander Central Hispano SA	1,132,101	$11,871,413
Barclays PLC	1,085,798	4,333,968
BNP Paribas SA	130,141	7,001,681
Fifth Third Bancorp	152,511	1,874,360
Gunma Bank, Ltd. (The)	124,000	657,560
Hachijuni Bank, Ltd. (The)	89,000	499,623
Hiroshima Bank, Ltd. (The)	87,000	347,725
HSBC Holdings PLC	1,520,103	13,887,205
Intesa Sanpaolo SpA	1,681,641	4,428,926
Lloyds Banking Group PLC(1)	3,975,334	3,138,392
Mizuho Financial Group, Inc.	447,941	734,986
Natixis(1)	165,993	720,815
PNC Financial Services Group, Inc.	44,820	2,532,330
Regions Financial Corp.	85,774	564,393
Shinsei Bank, Ltd.(1)	214,000	180,911
Societe Generale	94,456	3,886,762
Standard Chartered PLC	220,000	5,357,091
Sterling Bancshares, Inc.	108,059	508,958
Sumitomo Mitsui Financial Group, Inc.	13,208	373,817
UniCredit SpA	2,340,725	5,177,762
Wells Fargo & Co.	252,970	6,476,032

		$74,554,710

Commercial Services & Supplies — 0.6%

Avery Dennison Corp.	23,372	$750,942
Republic Services, Inc.	15,222	452,550
SECOM Co., Ltd.	63,000	2,797,581
Serco Group PLC	156,826	1,369,560
Waste Management, Inc.	72,281	2,261,673

		$7,632,306

Communications Equipment — 3.6%

Alcatel-Lucent(1)	664,187	$1,691,440
Brocade Communications Systems, Inc.(1)	67,859	350,152
Cisco Systems, Inc.(1)	686,287	14,624,776
Nokia Oyj	541,978	4,417,556
QUALCOMM, Inc.	499,771	16,412,480
Research In Motion, Ltd.(1)	119,219	5,872,728
Riverbed Technology, Inc.(1)	30,785	850,282

		$44,219,414

Computers & Peripherals — 6.8%

Apple, Inc.(1)	263,374	$66,246,462
Dell, Inc.(1)	285,827	3,447,074
Hewlett-Packard Co.	85,494	3,700,181
International Business Machines Corp.	76,613	9,460,173
NEC Corp.	273,000	708,671

		$83,562,561

Construction & Engineering — 0.4%

Bouygues SA	19,011	$733,852
Chiyoda Corp.	69,000	501,080
Ferrovial SA	95,985	620,820
Fluor Corp.	9,129	387,983
Foster Wheeler AG(1)	16,547	348,480
Hochtief AG	11,977	715,092
JGC Corp.	71,000	1,077,370
Obayashi Corp.	43,000	170,473

		$4,555,150

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Construction Materials — 0.3%

Imerys SA	22,993	$1,169,995
Lafarge SA	22,039	1,201,735
Taiheiyo Cement Corp.(1)	173,000	218,447
Vulcan Materials Co.	24,404	1,069,627

		$3,659,804

Consumer Finance — 0.2%

American Express Co.	42,280	$1,678,516
ORIX Corp.	4,130	299,197
SLM Corp.(1)	97,247	1,010,396

		$2,988,109

Containers & Packaging — 0.1%

Sealed Air Corp.	14,782	$291,501
Toyo Seikan Kaisha, Ltd.	51,400	750,039

		$1,041,540

Distributors — 0.3%

Canon Marketing Japan, Inc.	14,600	$205,484
Genuine Parts Co.	56,294	2,220,798
LKQ Corp.(1)	61,787	1,191,254

		$3,617,536

Diversified Financial Services — 1.7%

Bank of America Corp.	485,348	$6,974,451
Citigroup, Inc.(1)	749,548	2,818,300
CME Group, Inc.	2,654	747,234
Compagnie Nationale a Portefeuille	17,116	728,137
Criteria Caixacorp SA	267,829	1,095,268
Deutsche Boerse AG	36,045	2,189,858
Groupe Bruxelles Lambert SA	10,886	754,857
JPMorgan Chase & Co.	154,746	5,665,251
Moody’s Corp.	18,539	369,297

		$21,342,653

Diversified Telecommunication Services — 2.5%

AT&T, Inc.	258,166	$6,245,036
Deutsche Telekom AG	325,887	3,847,277
France Telecom SA	222,265	3,855,166
Frontier Communications Corp.	318,088	2,261,606
Telefonica SA	488,485	9,049,028
Verizon Communications, Inc.	168,710	4,727,254
Windstream Corp.	100,356	1,059,759

		$31,045,126

Electric Utilities — 1.5%

Duke Energy Corp.	117,718	$1,883,488
E.ON AG	274,138	7,371,075
EDF SA	41,600	1,582,738
Edison International	51,169	1,623,081
Enel SpA	692,425	2,931,840
Hokkaido Electric Power Co., Inc.	13,500	290,815
Iberdrola SA	494,257	2,778,000
Kyushu Electric Power Co., Inc.	7,400	165,965
Shikoku Electric Power Co., Inc.	8,200	234,518

		$18,861,520

Electrical Equipment — 1.0%

ABB, Ltd.(1)	422,425	$7,354,673
Cooper Industries PLC, Class A	21,762	957,528
First Solar, Inc.(1)	14,857	1,691,172
Fujikura, Ltd.	87,000	378,977
GS Yuasa Corp.	82,000	536,588
Legrand SA	47,726	1,414,649

		$12,333,587

Electronic Equipment, Instruments & Components — 0.9%

Alps Electric Co., Ltd.(1)	82,200	$703,792
Corning, Inc.	39,985	645,758
Ibiden Co., Ltd.	6,800	183,182
Keyence Corp.	1,110	256,679
Kyocera Corp.	60,334	4,884,417
Mabuchi Motor Co., Ltd.	5,000	228,294
Nippon Electric Glass Co., Ltd.	21,000	240,545
Omron Corp.	16,500	359,690
TDK Corp.	63,500	3,474,859
Yaskawa Electric Corp.	27,000	200,295

		$11,177,511

Energy Equipment & Services — 0.7%

CARBO Ceramics, Inc.	4,333	$312,799
CGGVeritas(1)	31,600	562,160
Halliburton Co.	130,037	3,192,408
Schlumberger, Ltd.	62,861	3,478,728

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Energy Equipment & Services (continued)

Superior Well Services, Inc.(1)	34,195	$571,741
Transocean, Ltd.(1)	806	37,342

		$8,155,178

Food & Staples Retailing — 1.9%

CVS Caremark Corp.	172,603	$5,060,720
Koninklijke Ahold NV	134,328	1,661,621
Kroger Co. (The)	92,449	1,820,321
Metro AG	26,403	1,347,120
Safeway, Inc.	20,063	394,439
Seven & I Holdings Co., Ltd.	72,300	1,656,486
Sysco Corp.	91,285	2,608,012
UNY Co., Ltd.	64,000	486,316
Wal-Mart Stores, Inc.	173,624	8,346,106

		$23,381,141

Food Products — 3.2%

Campbell Soup Co.	17,968	$643,794
ConAgra Foods, Inc.	77,043	1,796,643
H.J. Heinz Co.	59,510	2,572,022
Kraft Foods, Inc., Class A	88,500	2,478,000
Nestle SA	474,265	22,868,505
Nissin Foods Holdings Co., Ltd.	11,700	429,483
Toyo Suisan Kaisha, Ltd.	15,000	358,013
Unilever NV	311,235	8,499,580
Yakult Honsha Co., Ltd.	7,500	204,022

		$39,850,062

Gas Utilities — 0.1%

Gas Natural SDG SA	45,614	$659,171
Snam Rete Gas SpA	175,073	698,679

		$1,357,850

Health Care Equipment & Supplies — 0.9%

Boston Scientific Corp.(1)	216,231	$1,254,140
Covidien PLC	14,617	587,311
Edwards Lifesciences Corp.(1)	14,052	787,193
Hologic, Inc.(1)	58,245	811,353
Immucor, Inc.(1)	15,993	304,666
Medtronic, Inc.	85,662	3,106,961
Nobel Biocare Holding AG	39,100	673,081
Olympus Corp.	54,000	1,279,203
Terumo Corp.	60,000	2,873,377

		$11,677,285

Health Care Providers & Services — 1.1%

DaVita, Inc.(1)	20,889	$1,304,309
Laboratory Corp. of America Holdings(1)	17,240	1,299,034
Lincare Holdings, Inc.(1)	66,362	2,157,412
McKesson Corp.	42,868	2,879,015
Medco Health Solutions, Inc.(1)	28,789	1,585,698
UnitedHealth Group, Inc.	67,346	1,912,627
VCA Antech, Inc.(1)	93,308	2,310,306

		$13,448,401

Hotels, Restaurants & Leisure — 1.3%

Accor SA(1)	26,214	$1,213,584
Carnival Corp.	22,815	689,926
International Game Technology	42,344	664,801
Marriott International, Inc., Class A	46,233	1,384,216
McDonald’s Corp.	89,263	5,879,754
Wynn Resorts, Ltd.	27,627	2,107,111
Yum! Brands, Inc.	111,537	4,354,404

		$16,293,796

Household Durables — 0.6%

Casio Computer Co., Ltd.	85,000	$510,526
Makita Corp.	6,700	179,292
Ryland Group, Inc.	37,074	586,511
Sekisui Chemical Co., Ltd.	61,000	380,507
Sharp Corp.	73,000	770,050
Sony Corp.	72,600	1,936,460
Stanley Black & Decker, Inc.	48,688	2,459,718
Whirlpool Corp.	9,068	796,352

		$7,619,416

Household Products — 1.2%

Clorox Co. (The)	30,648	$1,905,080
Colgate-Palmolive Co.	28,351	2,232,925
Kao Corp.	97,654	2,297,684
Procter & Gamble Co.	135,115	8,104,198
Uni-Charm Corp.	6,000	676,598

		$15,216,485

Industrial Conglomerates — 1.8%

3M Co.	60,897	$4,810,254
General Electric Co.	372,123	5,366,014
Hankyu Hanshin Holdings, Inc.	38,128	168,255

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Industrial Conglomerates (continued)

Siemens AG	126,201	$11,287,373
Textron, Inc.	29,211	495,711

		$22,127,607

Insurance — 3.8%

ACE, Ltd.	46,248	$2,380,847
Aflac, Inc.	12,267	523,433
Allianz SE	62,694	6,205,035
American International Group, Inc.(1)	10,335	355,937
AON Corp.	20,928	776,847
AXA SA	297,994	4,552,479
Berkshire Hathaway, Inc., Class B(1)	39,000	3,107,910
Chubb Corp.	6,724	336,267
Cincinnati Financial Corp.	115,920	2,998,850
CNP Assurances	14,204	966,343
Delta Lloyd NV	38,000	640,414
Genworth Financial, Inc., Class A(1)	46,638	609,559
Hannover Rueckversicherung AG	22,194	951,133
Mapfre SA	247,314	672,504
Marsh & McLennan Cos., Inc.	98,828	2,228,571
MetLife, Inc.	112,391	4,243,884
MS&AD Insurance Group Holdings, Inc.	20,500	438,768
Muenchener Rueckversicherungs-Gesellschaft AG	38,311	4,810,437
Principal Financial Group, Inc.	36,247	849,630
Prudential Financial, Inc.	37,177	1,994,918
Prudential PLC	349,752	2,638,042
Resolution, Ltd.	876,749	829,199
RSA Insurance Group PLC	678,764	1,204,129
Sony Financial Holdings, Inc.	136	453,663
Standard Life PLC	479,801	1,239,902
T & D Holdings, Inc.	9,850	210,616
Tryg A/S	15,498	816,510

		$47,035,827

Internet & Catalog Retail — 0.9%

Amazon.com, Inc.(1)	61,514	$6,721,020
Liberty Media Corp. - Interactive, Class A(1)	199,687	2,096,713
Priceline.com, Inc.(1)	15,481	2,733,016

		$11,550,749

Internet Software & Services — 2.6%

Akamai Technologies, Inc.(1)	9,510	$385,821
Baidu, Inc. ADR(1)	65,544	4,462,236
eBay, Inc.(1)	206,059	4,040,817
Google, Inc., Class A(1)	38,170	16,983,741
Monster Worldwide, Inc.(1)	36,048	419,959
United Internet AG	77,776	851,663
VeriSign, Inc.(1)	108,496	2,880,569
Yahoo! Inc.(1)	193,189	2,671,804

		$32,696,610

IT Services — 1.6%

CapGemini SA	56,171	$2,468,691
Cognizant Technology Solutions Corp., Class A(1)	123,578	6,186,315
Fidelity National Information Services, Inc.	51,873	1,391,234
Infosys Technologies, Ltd. ADR	69,147	4,142,597
MasterCard, Inc., Class A	5,904	1,178,025
Nomura Research Institute, Ltd.	14,000	297,215
NTT Data Corp.	673	2,484,170
Obic Co., Ltd.	1,080	208,468
Otsuka Corp.	4,200	267,673
Western Union Co.	76,828	1,145,506

		$19,769,894

Leisure Equipment & Products — 0.2%

Hasbro, Inc.	21,651	$889,856
Nikon Corp.	56,000	965,093
Sankyo Co., Ltd.	4,300	194,367

		$2,049,316

Life Sciences Tools & Services — 0.2%

Illumina, Inc.(1)	14,227	$619,301
PerkinElmer, Inc.	27,425	566,875
Thermo Fisher Scientific, Inc.(1)	33,544	1,645,333

		$2,831,509

Machinery — 1.9%

AGCO Corp.(1)	30,980	$835,531
Caterpillar, Inc.	35,948	2,159,396
Dover Corp.	15,298	639,303
Eaton Corp.	22,736	1,487,844
Ebara Corp.(1)	104,000	442,018
Fanuc, Ltd.	57,127	6,450,926
Hitachi Construction Machinery Co., Ltd.	66,900	1,231,717
IHI Corp.	213,000	338,951
Japan Steel Works, Ltd.	78,000	685,613
Joy Global, Inc.	19,362	969,843
Kawasaki Heavy Industries, Ltd.	107,000	259,431
Komatsu, Ltd.	75,400	1,357,662
Kurita Water Industries, Ltd.	7,400	202,212
MAN AG	12,372	1,019,972

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Machinery (continued)

Meidensha Corp.	97,000	$331,153
Minebea Co., Ltd.	67,127	371,860
NTN Corp.	153,000	626,332
Pall Corp.	30,660	1,053,784
Parker Hannifin Corp.	13,311	738,228
SMC Corp.	2,900	387,938
Snap-On, Inc.	15,120	618,559
Sumitomo Heavy Industries, Ltd.	194,000	1,138,303
Titan International, Inc.	23,159	230,895

		$23,577,471

Marine — 0.1%

Kawasaki Kisen Kaisha, Ltd.(1)	64,000	$260,245
Mitsui O.S.K. Lines, Ltd.	83,000	548,768

		$809,013

Media — 2.5%

British Sky Broadcasting Group PLC	447,757	$4,675,383
Comcast Corp., Class A	483,395	8,396,571
Comcast Corp., Special Class A	105,435	1,732,297
DIRECTV, Class A(1)	97,457	3,305,741
Focus Media Holding, Ltd. ADR(1)	10,518	163,345
JC Decaux SA(1)	44,715	1,041,841
McGraw-Hill Cos., Inc. (The)	27,142	763,776
Omnicom Group, Inc.	71,756	2,461,231
Virgin Media, Inc.	100,424	1,676,077
Walt Disney Co. (The)	174,880	5,508,720
Wolters Kluwer NV	45,032	863,578

		$30,588,560

Metals & Mining — 2.5%

AK Steel Holding Corp.	20,960	$249,843
Alcoa, Inc.	129,184	1,299,591
Anglo American PLC(1)	100,152	3,489,815
ArcelorMittal	134,571	3,609,434
BHP Billiton PLC	189,390	4,910,608
Boliden AB	112,900	1,247,844
Cliffs Natural Resources, Inc.	7,941	374,498
Dowa Holdings Co., Ltd.	105,000	503,059
JFE Holdings, Inc.	8,900	275,339
Kobe Steel, Ltd.	216,000	411,447
Lonmin PLC(1)	34,390	718,079
Mitsubishi Materials Corp.(1)	80,000	212,641
Mitsui Mining & Smelting Co., Ltd.	189,000	498,777
Newmont Mining Corp.	21,795	1,345,623
Pacific Metals Co., Ltd.	62,000	415,624
Rio Tinto PLC	147,061	6,458,095
Sumitomo Metal Industries, Ltd.	112,000	253,236
Sumitomo Metal Mining Co., Ltd.	66,000	823,354
United States Steel Corp.	27,078	1,043,857
Xstrata PLC	195,335	2,557,846

		$30,698,610

Multi-Utilities — 1.6%

Centrica PLC	498,444	$2,199,643
CMS Energy Corp.	312,086	4,572,060
Consolidated Edison, Inc.	12,419	535,259
Dominion Resources, Inc.	34,329	1,329,906
GDF Suez	222,427	6,328,176
NiSource, Inc.	42,420	615,090
Public Service Enterprise Group, Inc.	116,940	3,663,730
RWE AG, PFC Shares	10,079	606,813

		$19,850,677

Multiline Retail — 0.8%

H2O Retailing Corp.	29,000	$187,854
Isetan Mitsukoshi Holdings, Ltd.	71,332	695,385
Kohl’s Corp.(1)	23,927	1,136,533
Marks & Spencer Group PLC	432,844	2,132,367
Nordstrom, Inc.	19,173	617,179
PPR SA	7,380	916,765
Sears Holdings Corp.(1)	19,043	1,231,130
Target Corp.	70,056	3,444,654

		$10,361,867

Office Electronics — 0.5%

Brother Industries, Ltd.	22,000	$228,388
Canon, Inc.	87,300	3,253,623
Konica Minolta Holdings, Inc.	70,500	678,229
Ricoh Co., Ltd.	59,000	752,339
Xerox Corp.	92,458	743,362

		$5,655,941

Oil, Gas & Consumable Fuels — 6.5%

Anadarko Petroleum Corp.	46,596	$1,681,650
BP PLC	1,728,070	8,272,557
Chesapeake Energy Corp.	11,230	235,268
Chevron Corp.	105,078	7,130,593
ConocoPhillips	86,584	4,250,408
Devon Energy Corp.	8,417	512,764
El Paso Corp.	56,715	630,104

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)

ENI SpA	332,108	$6,096,191
Exxon Mobil Corp.	271,435	15,490,795
Goodrich Petroleum Corp.(1)	6,636	79,632
Hess Corp.	20,723	1,043,196
Idemitsu Kosan Co., Ltd.	3,100	233,411
Japan Petroleum Exploration Co.	5,400	220,312
JX Holdings, Inc.(1)	159,000	785,873
Petrohawk Energy Corp.(1)	38,373	651,190
Royal Dutch Shell PLC, Class A	370,230	9,343,147
Royal Dutch Shell PLC, Class B	292,028	7,058,524
SandRidge Energy, Inc.(1)	49,942	291,162
Southwestern Energy Co.(1)	24,167	933,813
Suncor Energy, Inc.	23,244	684,303
Total SA	268,726	11,995,601
Williams Cos., Inc.	118,494	2,166,070

		$79,786,564

Paper & Forest Products — 0.1%

International Paper Co.	16,317	$369,254
OJI Paper Co., Ltd.	76,000	372,623

		$741,877

Personal Products — 0.0%(2)

USANA Health Sciences, Inc.(1)	9,533	$348,240

		$348,240

Pharmaceuticals — 7.5%

Abbott Laboratories	148,126	$6,929,334
Allergan, Inc.	41,914	2,441,910
Astellas Pharma, Inc.	61,200	2,050,548
AstraZeneca PLC	149,575	7,051,836
Chugai Pharmaceutical Co., Ltd.	52,900	941,604
Daiichi Sankyo Co., Ltd.	65,900	1,177,362
Eisai Co., Ltd.	61,146	2,028,877
Eli Lilly & Co.	34,545	1,157,257
GlaxoSmithKline PLC	584,116	9,918,791
Hisamitsu Pharmaceutical Co., Inc.	6,800	269,726
Johnson & Johnson	111,251	6,570,484
Medicines Co.(1)	28,661	218,110
Merck & Co., Inc.	177,326	6,201,090
Merck KGaA	9,700	711,580
Mitsubishi Tanabe Pharma Corp.	19,000	289,486
Novartis AG	257,613	12,484,725
Ono Pharmaceutical Co., Ltd.	5,000	202,689
Pfizer, Inc.	536,510	7,650,633
Roche Holding AG	69,396	9,551,779
Sanofi-Aventis	130,640	7,868,086
Shionogi & Co., Ltd.	56,000	1,160,976
Shire PLC	52,086	1,068,505
Takeda Pharmaceutical Co., Ltd.	30,731	1,319,977
Warner Chilcott PLC, Class A(1)	40,680	929,538
Watson Pharmaceuticals, Inc.(1)	58,985	2,393,021

		$92,587,924

Professional Services — 0.3%

Equifax, Inc.	15,217	$426,989
Manpower, Inc.	13,198	569,890
Randstad Holding NV(1)	24,548	964,618
Robert Half International, Inc.	73,835	1,738,814

		$3,700,311

Real Estate Investment Trusts (REITs) — 0.7%

AvalonBay Communities, Inc.	19,158	$1,788,782
British Land Co. PLC	195,831	1,264,958
Capital Shopping Centres Group PLC	189,600	875,926
Japan Real Estate Investment Corp.	37	301,387
Japan Retail Fund Investment Corp.	200	243,585
Nippon Building Fund, Inc.	40	317,381
Simon Property Group, Inc.	32,545	2,628,009
Unibail-Rodamco SE	11,558	1,883,747

		$9,303,775

Real Estate Management & Development — 0.2%

Capital & Counties Properties PLC(1)	189,600	$307,360
Daito Trust Construction Co., Ltd.	6,300	356,761
Heiwa Real Estate Co., Ltd.	406,000	916,955
NTT Urban Development Corp.	443	351,938

		$1,933,014

Road & Rail — 0.6%

Central Japan Railway Co.	147	$1,213,756
CSX Corp.	46,494	2,307,497
East Japan Railway Co.	12,600	838,978
Kansas City Southern(1)	4,256	154,706
Keio Corp.	139,000	897,442
Kintetsu Corp.	105,000	320,396
Ryder System, Inc.	14,154	569,415
Tobu Railway Co., Ltd.	135,000	727,139

		$7,029,329

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 3.0%

Advanced Micro Devices, Inc.(1)	43,780	$320,470
Advantest Corp.	114,600	2,394,880
Applied Materials, Inc.	313,048	3,762,837
Atheros Communications, Inc.(1)	60,993	1,679,747
Broadcom Corp., Class A	126,645	4,175,486
Cree, Inc.(1)	9,999	600,240
Cypress Semiconductor Corp.(1)	217,447	2,183,168
Infineon Technologies AG(1)	132,800	769,895
Intel Corp.	696,138	13,539,884
KLA-Tencor Corp.	28,470	793,744
MEMC Electronic Materials, Inc.(1)	97,358	961,897
ON Semiconductor Corp.(1)	53,708	342,657
Shinko Electric Industries	17,200	223,520
Sumco Corp.(1)	14,600	241,981
Tessera Technologies, Inc.(1)	21,221	340,597
Tokyo Electron, Ltd.	52,500	2,828,024
Veeco Instruments, Inc.(1)	40,043	1,372,674

		$36,531,701

Software — 4.0%

BMC Software, Inc.(1)	31,383	$1,086,793
Citrix Systems, Inc.(1)	62,346	2,632,872
Compuware Corp.(1)	52,384	418,024
Concur Technologies, Inc.(1)	56,008	2,390,421
Dassault Systemes SA	23,266	1,409,446
Konami Corp.	62,100	957,749
Microsoft Corp.	1,056,099	24,300,838
Oracle Corp.	543,385	11,661,042
Symantec Corp.(1)	199,867	2,774,154
TiVo, Inc.(1)	45,460	335,495
Trend Micro, Inc.	57,397	1,551,135

		$49,517,969

Specialty Retail — 2.0%

Abercrombie & Fitch Co., Class A	10,682	$327,831
American Eagle Outfitters, Inc.	42,783	502,700
Best Buy Co., Inc.	47,984	1,624,738
Fast Retailing Co., Ltd.	56,600	8,564,401
Gap, Inc. (The)	78,617	1,529,887
Hennes & Mauritz AB	28,400	780,499
Home Depot, Inc.	50,520	1,418,096
Industria de Diseno Textil SA	34,787	1,983,601
Limited Brands, Inc.	36,921	814,846
Office Depot, Inc.(1)	190,264	768,667
Shimamura Co., Ltd.	2,400	217,002
Staples, Inc.	222,003	4,229,157
Tiffany & Co.	26,337	998,436
USS Co., Ltd.	3,800	271,450
Yamada Denki Co., Ltd.	5,750	375,704

		$24,407,015

Textiles, Apparel & Luxury Goods — 0.6%

Adidas AG	18,804	$910,393
Asics Corp.	28,000	256,365
Christian Dior SA	10,660	1,023,168
Coach, Inc.	16,626	607,680
Hanesbrands, Inc.(1)	4,073	97,996
NIKE, Inc., Class B	30,110	2,033,931
Nisshinbo Holdings, Inc.	94,000	901,038
Onward Holdings Co., Ltd.	30,000	237,245
Puma AG Rudolf Dassler Sport	2,976	790,959
Swatch Group AG, Class B	4,150	1,170,404

		$8,029,179

Tobacco — 1.8%

Altria Group, Inc.	83,492	$1,673,180
British American Tobacco PLC	275,025	8,728,139
Imperial Tobacco Group PLC	177,291	4,953,632
Japan Tobacco, Inc.	409	1,272,437
Philip Morris International, Inc.	120,301	5,514,598

		$22,141,986

Trading Companies & Distributors — 0.4%

Marubeni Corp.	170,000	$871,488
Mitsubishi Corp.	85,400	1,766,792
Sumitomo Corp.	96,700	965,743
Wolseley PLC(1)	51,754	1,027,310

		$4,631,333

Transportation Infrastructure — 0.2%

ADP	13,565	$870,243
Kamigumi Co., Ltd.	46,000	352,968
Societe des Autoroutes Paris-Rhin-Rhone	18,585	1,214,074

		$2,437,285

Wireless Telecommunication Services — 1.7%

American Tower Corp., Class A(1)	20,404	$907,978
KDDI Corp.	537	2,559,708
MetroPCS Communications, Inc.(1)	45,272	370,778

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Wireless Telecommunication Services (continued)

Rogers Communications, Inc., Class B	44,475	$1,457,001
Softbank Corp.	173,198	4,593,776
Sprint Nextel Corp.(1)	97,523	413,497
Vodafone Group PLC	5,349,088	11,021,751

		$21,324,489

Total Common Stocks
(identified cost $1,268,636,875)		$1,222,993,183

Investment Funds — 0.1%

Security	Shares	Value

Capital Markets — 0.1%

Alliance Trust PLC	243,354	$1,097,908

Total Investment Funds
(identified cost $1,095,043)		$1,097,908

Total Investments — 99.0%
(identified cost $1,269,731,918)		$1,224,091,091

Call Options Written — (0.2)%

	Number of	Strike		Expiration
Description	Contracts	Price		Date	Value

Dow Jones Euro Stoxx 50 Index	31,100	EUR	2,700	7/16/10	$(650,325)
Dow Jones Euro Stoxx 50 Index	38,350	EUR	2,750	7/16/10	(407,998)
FTSE 100 Index	19,350	GBP	5,250	7/16/10	(187,920)
NASDAQ 100 Index	755		$1,900	7/17/10	(135,900)
NASDAQ 100 Index	730		$1,925	7/17/10	(76,650)
Nikkei 225 Index	1,235,000	JPY	10,000	7/10/10	(174,603)
S&P 500 Index	3,830		$1,125	7/17/10	(306,400)
SMI Index	9,950	CHF	6,550	7/16/10	(24,001)

Total Call Options Written
(premiums received $25,434,344)					$(1,963,797)

Other Assets, Less Liabilities — 1.2%					$14,179,036

Net Assets — 100.0%					$1,236,306,330

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

PFC Shares - Preference Shares

CHF - Swiss Franc

EUR - Euro

GBP - British Pound Sterling

JPY - Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	52.2%	$645,564,475
United Kingdom	11.6	143,548,884
Japan	11.1	137,109,227
France	5.8	71,171,186
Switzerland	4.9	60,946,216
Germany	4.8	59,522,475
Spain	2.3	28,729,805
Netherlands	1.7	20,403,378
Italy	1.6	19,984,933
Canada	0.6	8,014,032
Belgium	0.5	6,292,156
China	0.4	4,625,581
Finland	0.4	4,417,556
India	0.3	4,142,597
Other Countries, less than 0.3% each	0.8	9,618,590

Total Investments	99.0%	$1,224,091,091

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at value (identified cost, $1,269,731,918)	$1,224,091,091
Cash	7,684,081
Restricted cash*	3,904,286
Foreign currency, at value (identified cost, $477,635)	477,917
Dividends receivable	1,707,594
Receivable for investments sold	36,521
Tax reclaims receivable	1,839,101

Total assets	$1,239,740,591

Liabilities

Written options outstanding, at value (premiums received, $25,434,344)	$1,963,797
Payable to affiliates:
Investment adviser fee	1,070,728
Trustees’ fees	12,625
Accrued expenses	387,111

Total liabilities	$3,434,261

Net Assets	$1,236,306,330

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 107,008,869 shares issued and outstanding	$1,070,089
Additional paid-in capital	1,359,981,279
Accumulated net realized loss	(29,467,226)
Accumulated distributions in excess of net investment income	(73,129,694)
Net unrealized depreciation	(22,148,118)

Net Assets	$1,236,306,330

Net Asset Value

($1,236,306,330 ÷ 107,008,869 common shares issued and outstanding)	$11.55

*	Represents restricted cash on deposit at the custodian as collateral for written options.

Statement of Operations

For the Six Months Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $1,393,506)	$18,579,446
Miscellaneous income	2,639

Total investment income	$18,582,085

Expenses

Investment adviser fee	$6,962,952
Trustees’ fees and expenses	24,808
Custodian fee	364,305
Transfer and dividend disbursing agent fees	9,019
Legal and accounting services	30,678
Printing and postage	179,602
Miscellaneous	74,343

Total expenses	$7,645,707

Deduct —
Reduction of custodian fee	$706

Total expense reductions	$706

Net expenses	$7,645,001

Net investment income	$10,937,084

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$10,493,594
Written options	(41,526,286)
Foreign currency transactions	(127,275)

Net realized loss	$(31,159,967)

Change in unrealized appreciation (depreciation) —
Investments	$(178,374,222)
Written options	37,396,790
Foreign currency	(73,603)

Net change in unrealized appreciation (depreciation)	$(141,051,035)

Net realized and unrealized loss	$(172,211,002)

Net decrease in net assets from operations	$(161,273,918)

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	June 30, 2010	Year Ended
in Net Assets	(Unaudited)	December 31, 2009

From operations —
Net investment income	$10,937,084	$21,206,060
Net realized gain (loss) from investment transactions, written options and foreign currency transactions	(31,159,967)	48,042,016
Net change in unrealized appreciation (depreciation) from investments, written options and foreign currency	(141,051,035)	269,708,855

Net increase (decrease) in net assets from operations	$(161,273,918)	$338,956,931

Distributions to shareholders —
From net investment income	$(83,387,597)*	$(21,733,320)
Tax return of capital	—	(169,738,302)

Total distributions	$(83,387,597)	$(191,471,622)

Capital share transactions —
Reinvestment of distributions	$2,725,399	$6,769,711

Net increase in net assets from capital share transactions	$2,725,399	$6,769,711

Net increase (decrease) in net assets	$(241,936,116)	$154,255,020

Net Assets

At beginning of period	$1,478,242,446	$1,323,987,426

At end of period	$1,236,306,330	$1,478,242,446

Accumulated distributions in excess of net investment income included in net assets

At end of period	$(73,129,694)	$(679,181)

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Six Months Ended		Year Ended December 31,
	June 30, 2010						Period Ended
	(Unaudited)		2009	2008	2007	2006	December 31, 2005(1)

Net asset value — Beginning of period	$13.840		$12.450	$19.670	$19.560	$18.610	$19.100(2)

Income (Loss) From Operations

Net investment income(3)	$0.102		$0.199	$0.287	$0.213	$0.242	$0.031
Net realized and unrealized gain (loss)	(1.612)		2.991	(5.707)	1.697	2.510	(0.063)

Total income (loss) from operations	$(1.510)		$3.190	$(5.420)	$1.910	$2.752	$(0.032)

Less Distributions

From net investment income	$(0.780	)*	$(0.204)	$(0.285)	$(0.039)	$(0.241)	$(0.031)
From net realized gain	—		—	—	(0.098)	(0.126)	(0.145)
Tax return of capital	—		(1.596)	(1.515)	(1.663)	(1.433)	(0.274)

Total distributions	$(0.780)		$(1.800)	$(1.800)	$(1.800)	$(1.800)	$(0.450)

Offering costs charged to paid-in capital(3)	$—		$—	$—	$—	$(0.002)	$(0.008)

Net asset value — End of period	$11.550		$13.840	$12.450	$19.670	$19.560	$18.610

Market value — End of period	$11.210		$13.890	$10.120	$17.360	$20.320	$17.200

Total Investment Return on Net Asset Value(4)	(11.10	)%(5)	28.83%	(27.36)%	10.55%	15.47%	(0.04	)%(5)(6)

Total Investment Return on Market Value(4)	(14.03	)%(5)	59.07%	(33.09)%	(6.08)%	29.79%	(7.62	)%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,236,306		$1,478,242	$1,323,987	$2,091,164	$2,075,159	$1,966,620
Ratios (as a percentage of average daily net assets):
Expenses(8)	1.10	%(7)	1.09%	1.08%	1.08%	1.07%	1.07	%(7)
Net investment income	1.57	%(7)	1.57%	1.76%	1.07%	1.26%	0.64	%(7)
Portfolio Turnover	3	%(5)	31%	33%	13%	14%	6	%(5)

(1)	For the period from the start of business, September 30, 2005, to December 31, 2005.

(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share paid by the shareholder from the $20.00 offering price.

(3)	Computed using average shares outstanding.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(5)	Not annualized.

(6)	Total investment return on net asset value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $20.00 less the sales load of $0.90 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Annualized.

(8)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

See notes to financial statements

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation. Under normal market conditions, the Fund’s investment program will consist primarily of (1) owning a diversified portfolio of common stocks, a segment of which holds stocks of U.S. issuers and a segment of which holds stocks of non-U.S. issuers, and (2) selling call options on broad-based domestic stock, broad-based foreign country and/or regional stock indices on a continuous basis on at least 80% of the value of its holdings of common stocks.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Exchange-traded options are valued at the mean between the bid and asked prices at valuation time, as reported by the Options Price Reporting Authority for U.S. listed options or by the relevant exchange or board of trade for non-U.S. listed options. Over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At December 31, 2009, the Fund, for federal income tax purposes, had a capital loss carryforward of $2,465,392 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on December 31, 2017.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended December 31, 2009 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

J  Interim Financial Statements — The interim financial statements relating to June 30, 2010 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

2   Distributions to Shareholders

Subject to its Managed Distribution Plan, the Fund intends to make quarterly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions are recorded on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2010, the amount of distributions estimated to be a tax return of capital was approximately $74,400,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2010, the investment adviser fee amounted to $6,962,952. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $48,561,141 and $161,099,864, respectively, for the six months ended June 30, 2010.

5   Common Shares of Beneficial Interest

Common shares issued pursuant to the Fund’s dividend reinvestment plan for the six months ended June 30, 2010 and the year ended December 31, 2009 were 203,388 and 497,414, respectively.

6   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,270,814,902

Gross unrealized appreciation	$133,252,408
Gross unrealized depreciation	(179,976,219)

Net unrealized depreciation	$(46,723,811)

7   Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written call options at June 30, 2010 is included in the Portfolio of Investments.

Written call options activity for the six months ended June 30, 2010 was as follows:

	Number of	Premiums
	Contracts	Received

Outstanding, beginning of period	1,648,909	$22,380,075
Options written	8,848,320	127,218,305
Options terminated in closing purchase transactions	(4,994,984)	(105,515,456)
Options expired	(4,163,180)	(18,648,580)

Outstanding, end of period	1,339,065	$25,434,344

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At June 30, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund is not subject to counterparty credit risk with respect to its written options as the Fund, not the counterparty, is obligated to perform under such derivatives.

The fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2010 was as follows:

	Fair Value

Derivative	Asset Derivatives	Liability Derivatives(1)

Written Options	$—	$(1,963,797)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2010 was as follows:

Change in
Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Derivative	Income(1)	Income(2)

Written Options	$(41,526,286)	$37,396,790

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$84,090,567	$52,645,828		$—	$136,736,395
Consumer Staples	55,023,800	63,087,649		—	118,111,449
Energy	44,159,838	43,781,903		—	87,941,741
Financials	78,065,043	101,802,707		—	179,867,750
Health Care	85,695,952	62,922,208		—	148,618,160
Industrials	48,548,617	68,368,234		—	116,916,851
Information Technology	248,859,884	35,734,596		—	284,594,480
Materials	12,694,626	45,072,069		—	57,766,695
Telecommunication Services	25,145,352	27,224,263		—	52,369,615
Utilities	14,222,613	25,847,434		—	40,070,047

Total Common Stocks	$696,506,292	$526,486,891	*	$—	$1,222,993,183

Investment Funds	$—	$1,097,908		$—	$1,097,908

Total Investments	$696,506,292	$527,584,799		$—	$1,224,091,091

Liability Description

Call Options Written	$(1,963,797)	$—		$—	$(1,963,797)

Total	$(1,963,797)	$—		$—	$(1,963,797)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in Rights

Balance as of December 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	—
Net purchases (sales)	0
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of June 30, 2010	$—

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2010 *	$—

*	Amount is included in the related amount on investments in the Statement of Operations.

All Level 3 investments held at December 31, 2009 were valued at $0.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 23, 2010. The following action was taken by the shareholders:

Item 1: The election of William H. Park, Ronald A. Pearlman and Heidi L. Steiger as Class II Trustees of the Fund for a three-year term expiring in 2013.

Nominee for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

William H. Park	92,472,837	5,515,683
Ronald A. Pearlman	92,356,499	5,632,021
Heidi L. Steiger	92,358,646	5,629,874

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and whose responsibilities include supervising the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategy. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on the S&P 500 Index and the NASDAQ 100. With respect to the Sub-adviser, the Board noted the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of comparable funds identified by an independent data provider as well as a peer group of similarly managed funds and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

OFFICERS AND TRUSTEES

Officers
Duncan W. Richardson
President

Thomas E. Faust Jr.
Vice President and Trustee

Walter A. Row, III
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Number of Employees
The Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company and has no employees.

Number of Shareholders
As of June 30, 2010, our records indicate that there are 137 registered shareholders and approximately 71,784 shareholders owning the Fund shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about the Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is ETW.

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IMPORTANT NOTICE ABOUT PRIVACY

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Investment Adviser and Administrator of
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Parametric Portfolio Associates LLC
1151 Fairview Avenue N.
Seattle, WA 98109

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, New York 10038

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
Two International Place
Boston, MA 02110

2552-8/10	CE-TMGBWOFSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: August 06, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer
Date: August 06, 2010

By:	/s/ Duncan W. Richardson Duncan W. Richardson President
Date: August 06, 2010